Schedule of Lease Components (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
ROU assets – operating lease	$ 1,750,175	$ 1,808,034	$ 2,037,052
Total ROU assets	1,750,175	1,808,034
Liabilities
Current operating lease liability	234,050	231,604	221,993
Long-term operating lease liability	1,610,734	1,669,954	$ 1,901,557
Total lease liabilities	$ 1,844,784	$ 1,901,558